Document and Entity Information	Oct. 24, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Angel Pond Holdings Corp
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001842430
Document Type	8-K
Document Period End Date	Oct. 24, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-40382
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	878-3702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 Per Share Andone Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-third of one redeemable warrant
Trading Symbol	POND.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	POND
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	POND WS
Security Exchange Name	NYSE